Intangible (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Schedule of goodwill and intangible assets with indefinite useful life

	09/30/2026	12/31/2025
Goodwill - Arbex (Global Consumer Goods (tissue) Business) (1)	1,730,476
Goodwill - Facepa (Tissue plant in Belém/PA)	119,332	119,332
Goodwill - Fibria (Pulp Mills)	7,897,051	7,897,051
Goodwill - MMC Brasil (Tissue plant in Mogi das Cruzes/SP)	170,859	170,859
Other (2)	5,100	5,097
	9,922,818	8,192,339
(1)Refers to the goodwill recognized upon the acquisition of an interest in FamPro Tissue Holdings B.V. ("Arbex") (Note 1.2.1).
(2)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.

Schedule of intangible assets with determined useful life

		09/30/2026	12/31/2025
Opening balance		4,778,353	5,709,964
Additions		452,371	82,492
Acquisition of subsidiaries (Note 1.2.1)		2,851,947
Write-offs		(36)	(3,015)
Amortization		(801,843)	(1,011,088)
Exchange rate variation, net		(8,652)
Transfers and others
Closing balance		7,272,140	4,778,353
Represented by	Average annual rate %
Port concessions	3.94	595,936	621,842
Supplier agreements			11,111
Port service contracts	4.26	469,076	491,094
Trademarks and patents (1)	4.55	2,957,501	154,846
Customer portfolio	9.10	2,668,209	3,283,919
Software (2)	25.45	573,224	206,635
Other	10.00	8,194	8,906
		7,272,140	4,778,353

Cost		15,453,001	12,617,166
Amortization		(8,180,861)	(7,838,813)
Closing balance		7,272,140	4,778,353